Revenue Recognition and Related Party Revenue (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Insurance premiums					$ 206
Non-operating property revenue					2,433	$ 5,990	$ 248
Revenues	$ 104,173	$ 69,851	$ 207,372	$ 138,154	311,543	$ 257,730	$ 242,099
Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties					737
Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					3,091
Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					1,790
Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties					1,009
Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					412
Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties					550
REIT III
Related Party Transaction [Line Items]
Organization and offering costs incurred on behalf of affiliate	3,900		3,900		2,000
Insurance premiums					0
REIT III | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties					519
REIT III | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					59
REIT III | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					15
REIT III | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties					15
REIT III | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					4
REIT III | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties					69
REIT II
Related Party Transaction [Line Items]
Insurance premiums	109		189		206
Non-operating property revenue	0		0
REIT II | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties					218
REIT II | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					2,878
REIT II | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					1,518
REIT II | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties					782
REIT II | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					365
REIT II | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties					339
Other Parties
Related Party Transaction [Line Items]
Insurance premiums	437		881
Non-operating property revenue	137		270
Investment Management
Related Party Transaction [Line Items]
Insurance premiums	546		1,070
Non-operating property revenue	137		270
Revenues	9,274		18,119		$ 8,133
Investment Management | REIT II
Related Party Transaction [Line Items]
Revenues	7,538		14,473
Investment Management | Other Parties
Related Party Transaction [Line Items]
Revenues	1,736		3,646
Advisory Revenue | REIT II
Related Party Transaction [Line Items]
Revenue from related parties	3,649		6,944
Advisory Revenue | REIT II | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties	7		162
Advisory Revenue | REIT II | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	3,064		6,129
Advisory Revenue | REIT II | Other Advisory Fees and Other Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	578		653
Advisory Revenue | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties	426		991
Advisory Revenue | Other Parties | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties	0		256
Advisory Revenue | Other Parties | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	294		575
Advisory Revenue | Other Parties | Other Advisory Fees and Other Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	132		160
Advisory Revenue | Investment Management
Related Party Transaction [Line Items]
Revenue from related parties	4,075		7,935
Advisory Revenue | Investment Management | Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties	7		418
Advisory Revenue | Investment Management | Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	3,358		6,704
Advisory Revenue | Investment Management | Other Advisory Fees and Other Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	710		813
Property Management and Services Revenue | REIT II
Related Party Transaction [Line Items]
Revenue from related parties	3,780		7,340
Property Management and Services Revenue | REIT II | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	2,125		4,204
Property Management and Services Revenue | REIT II | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties	1,340		2,512
Property Management and Services Revenue | REIT II | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	127		202
Property Management and Services Revenue | REIT II | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	188		422
Property Management and Services Revenue | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties	736		1,504
Property Management and Services Revenue | Other Parties | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	364		716
Property Management and Services Revenue | Other Parties | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties	162		413
Property Management and Services Revenue | Other Parties | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	110		132
Property Management and Services Revenue | Other Parties | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	100		243
Property Management and Services Revenue | Investment Management
Related Party Transaction [Line Items]
Revenue from related parties	4,516		8,844
Property Management and Services Revenue | Investment Management | Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	2,489		4,920
Property Management and Services Revenue | Investment Management | Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties	1,502		2,925
Property Management and Services Revenue | Investment Management | Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties	237		334
Property Management and Services Revenue | Investment Management | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties	$ 288		$ 665